Investments - Summary of Short-Term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Cash and Cash Equivalents [Line Items]
Short-term Investments	¥ 26,402	$ 3,828	¥ 343,017
Time Deposits
Cash and Cash Equivalents [Line Items]
Short-term Investments	0		105,199
Wealth Management Products
Cash and Cash Equivalents [Line Items]
Short-term Investments	26,402		192,900
Non- marketable equity securities
Cash and Cash Equivalents [Line Items]
Short-term Investments	¥ 0		¥ 44,918